Investment in Associates (Details) - Schedule of Consolidated Financial Statements - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
New Pacific Metals Corp ("NUAG") [Member]
Investment in Associates (Details) - Schedule of Consolidated Financial Statements [Line Items]
Current assets	$ 12,020	$ 37,075
Non-current assets	107,788	88,171
Total assets	119,808	125,246
Current liabilities	3,493	2,353
Total liabilities	3,493	2,353
Net assets	116,315	122,893
Non-controlling interests	(88)	(24)
Total equity attributable to equity holders of NUAG	116,403	122,917
Company’s share of net assets of associate	32,794	34,670
Whitehorse Gold Corp WHG [Member]
Investment in Associates (Details) - Schedule of Consolidated Financial Statements [Line Items]
Current assets	2,640	3,068
Non-current assets	20,701	19,159
Total assets	23,341	22,227
Current liabilities	746	575
Long-term liabilities		5
Total liabilities	746	580
Net assets	22,595	21,647
Company’s share of net assets of associate	$ 6,625	$ 6,341